As filed with the Securities and Exchange Commission on February 28, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 – December 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS INTERNATIONAL SMALL CAP FUND

ACUITAS US MICROCAP FUND

SEMI-ANNUAL REPORT

December 31, 2019

(Unaudited)

Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (844) 805-5628, acuitas.ta@apexfs.com, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 805-5628, acuitas.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all of the Acuitas Funds.

TABLE OF CONTENTS

Acuitas International Small Cap Fund
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Acuitas US Microcap Fund
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Additional Information	19

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019

Shares	Security Description	Value
Common Stock - 79.9%
Australia - 8.1%
991	ARB Corp., Ltd.	$13,053
3,625	Bravura Solutions, Ltd.	13,228
8,524	Duxton Water, Ltd.	8,614
6,068	MNF Group, Ltd.	21,036
3,117	SmartGroup Corp., Ltd.	15,180
8,243	Western Areas, Ltd.	17,527
		88,638
Austria - 3.8%
906	FACC AG	11,321
569	Palfinger AG	18,669
200	Schoeller-Bleckmann Oilfield Equipment AG	11,284
		41,274
Belgium - 1.5%
216	Akka Technologies	15,870
Canada - 4.8%
3,900	Alithya Group, Inc., Class A (a)	10,872
4,902	EXFO, Inc. (a)	22,650
1,593	Extendicare, Inc.	10,354
8,783	Horizon North Logistics, Inc.	8,319
		52,195
China - 0.8%
40,228	Goodbaby International Holdings, Ltd. (a)	8,931
Cyprus - 1.2%
5,144	Atalaya Mining PLC (a)	13,083
Finland - 0.7%
690	Ferratum OYJ	7,275
France - 5.7%
263	Albioma SA	7,670
182	Devoteam SA	19,292
1,382	FIGEAC-AERO (a)	14,417
455	Lectra	11,407
635	Maisons du Monde SA (b)	9,238
		62,024
Germany - 1.8%
711	Flatex AG (a)	19,540
Hong Kong - 0.8%
11,000	Nissin Foods Co., Ltd.	8,738
Ireland - 1.6%
10,695	Hibernia REIT PLC	16,915
Italy - 1.2%
949	doValue SpA (b)	13,093

Japan - 25.7%
280	Anicom Holdings, Inc.	9,496
129	Digital Arts, Inc.	6,625
284	Hirata Corp.	18,479
726	Internet Initiative Japan, Inc.	19,678
272	Katitas Co., Ltd.	12,054
479	Makino Milling Machine Co., Ltd.	22,130
385	Mandom Corp.	10,630
1,059	Metaps, Inc. (a)	8,460
788	Nihon Chouzai Co., Ltd.	27,668
652	Nippon Ceramic Co., Ltd.	16,292
1,091	Optex Group Co., Ltd.	16,618
1,781	Poletowin Pitcrew Holdings, Inc.	15,965
542	Rakus Co., Ltd.	9,981
665	Taiyo Holdings Co., Ltd.	27,266
207	V Technology Co., Ltd.	10,611

Shares	Security Description	Value
Japan - 25.7% (continued)
3,443	Yumeshin Holdings Co., Ltd.	$28,107
1,073	Zojirushi Corp.	20,323
		280,383
Luxembourg - 1.8%
1,767	Solutions 30 SE (a)	19,741
New Zealand - 1.4%
6,449	Vista Group International, Ltd.	15,629
Norway - 2.5%
1,003	Norway Royal Salmon ASA	27,328
Sweden - 3.1%
248	BioGaia AB	11,240
1,748	Humana AB	11,365
877	Troax Group AB	11,311
		33,916
Switzerland - 1.6%
368	Lastminute.com NV (a)	17,491
United Kingdom - 11.8%
1,300	accesso Technology Group PLC (a)	8,352
4,518	Biffa PLC (b)	16,398
7,046	Clipper Logistics PLC	26,856
470	Craneware PLC	16,062
1,539	CVS Group PLC	23,341
7,068	The Gym Group PLC (b)	27,057
2,333	Urban & Civic PLC	10,662
		128,728
Total Common Stock (Cost $799,488)		870,792
Exchange Traded Funds - 9.0%
1,098	iShares MSCI Emerging Markets Small-Cap ETF	49,695
1,049	SPDR S&P Emerging Markets SmallCap ETF	48,317
Total Exchange Traded Funds (Cost $94,424)		98,012

Shares	Security Description	Value
Money Market Fund - 5.6%
60,771	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.53% (c)
	(Cost $60,771)	60,771
Investments, at value - 94.5% (Cost $954,683)		$1,029,575
Other Assets & Liabilities, Net - 5.5%		59,850
Net Assets - 100.0%		$1,089,425

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $65,786 or 6.0% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$88,638	$–	$–	$88,638
Austria	41,274	–	–	41,274
Belgium	15,870	–	–	15,870
Canada	52,195	–	–	52,195
China	8,931	–	–	8,931
Cyprus	13,083	–	–	13,083
Finland	7,275	–	–	7,275
France	62,024	–	–	62,024
Germany	19,540	–	–	19,540
Hong Kong	8,738	–	–	8,738
Ireland	16,915	–	–	16,915
Italy	13,093	–	–	13,093
Japan	280,383	–	–	280,383
Luxembourg	19,741	–	–	19,741
New Zealand	15,629	–	–	15,629
Norway	27,328	–	–	27,328
Sweden	33,916	–	–	33,916
Switzerland	17,491	–	–	17,491
United Kingdom	128,728	–	–	128,728
Exchange Traded Funds	98,012	–	–	98,012
Money Market Fund	–	60,771	–	60,771
Investments at Value	$968,804	$60,771	$–	$1,029,575

PORTFOLIO HOLDINGS
% of Total Investments
Australia	8.6%
Austria	4.0%
Belgium	1.5%
Canada	5.1%
China	0.9%
Cyprus	1.3%
Finland	0.7%
France	6.0%
Germany	1.9%
Hong Kong	0.9%
Ireland	1.6%
Italy	1.3%
Japan	27.2%
Luxembourg	1.9%
New Zealand	1.5%
Norway	2.7%
Sweden	3.3%
Switzerland	1.7%
United Kingdom	12.5%
Exchange Traded Funds	9.5%
Money Market Fund	5.9%
100.0%

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2019

ASSETS
Investments, at value (Cost $954,683)	$1,029,575
Foreign currency (Cost $36,034)	36,415
Receivables:
Dividends	31,373
From investment adviser	12,337
Prepaid expenses	11,269
Total Assets	1,120,969
LIABILITIES
Accrued Liabilities:
Trustees’ fees and expenses	21
Fund services fees	3,794
Other expenses	27,729
Total Liabilities	31,544
NET ASSETS	$1,089,425
COMPONENTS OF NET ASSETS
Paid-in capital	$5,745,288
Distributable earnings	(4,655,863)
NET ASSETS	$1,089,425
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	114,104
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $1,089,425)	$9.55

*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2019

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,482)	$8,174
Total Investment Income	8,174
EXPENSES
Investment adviser fees	6,437
Fund services fees	46,638
Custodian fees	20,460
Registration fees	9,607
Professional fees	16,255
Trustees' fees and expenses	1,488
Other expenses	18,293
Total Expenses	119,178
Fees waived	(111,132)
Net Expenses	8,046
NET INVESTMENT INCOME	128
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	17,996
Foreign currency transactions	157
Net realized gain	18,153
Net change in unrealized appreciation (depreciation) on:
Investments	74,939
Foreign currency translations	(65)
Net change in unrealized appreciation (depreciation)	74,874
NET REALIZED AND UNREALIZED GAIN	93,027
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,155

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019	For the Year Ended June 30, 2019
OPERATIONS
Net investment income (loss)	$128	$(66,860)
Net realized gain (loss)	18,153	(3,892,509)
Net change in unrealized appreciation (depreciation)	74,874	(2,053,480)
Increase (Decrease) in Net Assets Resulting from Operations	93,155	(6,012,849)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	–	(532,942)
Total Distributions Paid	–	(532,942)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	18,570	2,914,159
Reinvestment of distributions:
Institutional Shares	–	532,942
Redemption of shares:
Institutional Shares	(164,807)	(43,757,828)
Redemption fees:
Institutional Shares	–	11
Decrease in Net Assets from Capital Share Transactions	(146,237)	(40,310,716)
Decrease in Net Assets	(53,082)	(46,856,507)

NET ASSETS
Beginning of Period	1,142,507	47,999,014
End of Period	$1,089,425	$1,142,507

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,083	316,012
Reinvestment of distributions:
Institutional Shares	–	68,151
Redemption of shares:
Institutional Shares	(18,754)	(4,974,594)
Decrease in Shares	(16,671)	(4,590,431)

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

			For the Years Ended June 30,
	For the Six Months Ended December 31,						July 18, 2014 (a) Through
	2019		2019	2018	2017	2016	June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$8.74		$10.17	$10.11	$8.78	$9.79	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)(b)	0.00	(c)	(0.02)	0.08	0.09	0.12	0.08
Net realized and unrealized gain (loss)	0.81		(1.29)	0.54	1.43	(0.85)	(0.27)
Total from Investment Operations	0.81		(1.31)	0.62	1.52	(0.73)	(0.19)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–		(0.12)	(0.56)	(0.19)	(0.28)	(0.02)
Total Distributions to Shareholders	–		(0.12)	(0.56)	(0.19)	(0.28)	(0.02)
REDEMPTION FEES(b)	–		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
NET ASSET VALUE, End of Period	$9.55		$8.74	$10.17	$10.11	$8.78	$9.79
TOTAL RETURN	9.27	%(d)	(12.76)%	5.94%	17.57%	(7.57)%	(1.91	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$1,089		$1,143	$47,999	$46,340	$42,674	$46,653
Ratios to Average Net Assets:
Net investment income (loss)	0.02	%(e)	(0.23)%	0.77%	0.91%	1.35%	0.91	%(e)
Net expenses	1.50	%(e)	1.50%	1.50%	1.50%	1.50%	1.50	%(e)
Gross expenses (f)	22.22	%(e)	2.43%	1.99%	2.04%	2.15%	2.40	%(e)
PORTFOLIO TURNOVER RATE	21	%(d)	246%	144%	105%	104%	112	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019

Shares	Security Description	Value
Common Stock - 97.4%
Consumer Discretionary - 9.1%
41,400	American Outdoor Brands Corp. (a)	$384,192
47,945	Aspen Group, Inc. (a)	383,560
16,434	BJ's Restaurants, Inc.	623,835
22,126	Carriage Services, Inc.	566,426
27,910	Chuy's Holdings, Inc. (a)	723,427
44,900	Full House Resorts, Inc. (a)	150,415
30,351	Interface, Inc.	503,523
6,713	Kura Sushi USA, Inc., Class A (a)	170,846
4,800	M/I Homes, Inc. (a)	188,880
31,079	QuinStreet, Inc. (a)	475,819
44,010	Rosetta Stone, Inc. (a)	798,341
14,200	Select Interior Concepts, Inc., Class A (a)	127,658
70,590	Sportsman's Warehouse Holdings, Inc. (a)	566,838
40,210	Universal Technical Institute, Inc. (a)	310,019
6,692	Winmark Corp.	1,327,024
		7,300,803
Consumer Staples - 0.3%
5,500	Seneca Foods Corp., Class A (a)	224,345

Energy - 4.3%
82,283	Amplify Energy Corp.	543,891
357,724	HighPoint Resources Corp. (a)	604,554
48,339	Natural Gas Services Group, Inc. (a)	592,636
47,510	Par Pacific Holdings, Inc. (a)	1,104,132
151,528	Rosehill Resources, Inc. (a)	193,956
41,000	SunCoke Energy, Inc.	255,430
30,400	W&T Offshore, Inc. (a)	169,024
		3,463,623
Financial Services - 18.6%
61,700	Ashford Hospitality Trust, Inc. REIT	172,143
22,500	B. Riley Financial, Inc.	566,550
17,526	Braemar Hotels & Resorts, Inc. REIT	156,507
22,580	Bryn Mawr Bank Corp.	931,199
10,100	Central Valley Community Bancorp	218,867
4,900	Community Healthcare Trust, Inc. REIT	210,014
12,100	ConnectOne Bancorp, Inc.	311,212
14,900	Customers Bancorp, Inc. (a)	354,769
53,350	Donnelley Financial Solutions, Inc. (a)	558,574
10,200	Ellington Financial, Inc.	186,966
9,800	Enterprise Financial Services Corp.	472,458
49,157	Everi Holdings, Inc. (a)	660,179
12,800	Financial Institutions, Inc.	410,880
19,100	First Defiance Financial Corp.	601,459
10,000	First Foundation, Inc.	174,000
11,500	First Internet Bancorp	272,665
9,700	Flushing Financial Corp.	209,569
39,550	Fortress Transportation & Infrastructure Investors, LLC	772,807
7,000	FS Bancorp, Inc.	446,530
32,400	Global Medical REIT, Inc.	428,652
66,729	Great Elm Capital Corp.	519,180
22,200	Hallmark Financial Services, Inc. (a)	390,054
44,843	HarborOne Bancorp, Inc. (a)	492,825
19,150	Horizon Bancorp, Inc.	363,850
5,600	I3 Verticals, Inc., Class A (a)	158,200
20,000	Luther Burbank Corp.	230,600
22,519	Midland States Bancorp, Inc.	652,150
15,423	NMI Holdings, Inc., Class A (a)	511,735
25,940	Northrim BanCorp, Inc.	993,502
38,300	On Deck Capital, Inc. (a)	158,562
24,600	OP Bancorp	255,102
17,298	Plymouth Industrial REIT, Inc.	318,110
13,287	Premier Financial Bancorp, Inc.	241,026

Shares	Security Description	Value
Financial Services - 18.6% (continued)
38,600	Pzena Investment Management, Inc.,
	Class A	$332,732
16,700	RBB Bancorp	353,539
12,154	Ready Capital Corp. REIT	187,415
15,400	The First of Long Island Corp.	386,232
2,200	Virtus Investment Partners, Inc.	267,784
		14,928,598
Health Care - 19.4%
35,000	Akebia Therapeutics, Inc. (a)	221,200
32,109	Alphatec Holdings, Inc. (a)	227,813
10,500	AngioDynamics, Inc. (a)	168,105
4,000	Anika Therapeutics, Inc. (a)	207,400
28,143	Apollo Endosurgery, Inc. (a)	80,207
17,080	AtriCure, Inc. (a)	555,271
168,727	Avid Bioservices, Inc. (a)	1,294,136
96,900	BioDelivery Sciences International, Inc. (a)	612,408
17,048	BioLife Solutions, Inc. (a)	275,837
3,400	BioSpecifics Technologies Corp. (a)	193,596
14,194	Cardiovascular Systems, Inc. (a)	689,686
55,300	Catalyst Pharmaceuticals, Inc. (a)	207,375
22,800	Champions Oncology, Inc. (a)	189,924
12,901	Chembio Diagnostics, Inc. (a)	58,829
11,500	Codexis, Inc. (a)	183,885
14,000	Collegium Pharmaceutical, Inc. (a)	288,120
15,800	Cytokinetics, Inc. (a)	167,638
19,400	Dicerna Pharmaceuticals, Inc. (a)	427,382
21,442	Electromed, Inc. (a)	185,473
16,900	Fulgent Genetics, Inc. (a)	218,010
57,100	Harvard Bioscience, Inc. (a)	174,155
17,943	IntriCon Corp. (a)	322,974
11,000	Kura Oncology, Inc. (a)	151,250
23,800	Lannett Co., Inc. (a)	209,916
14,000	MacroGenics, Inc. (a)	152,320
81,300	MEI Pharma, Inc. (a)	201,624
46,720	MiMedx Group, Inc. (a)	354,138
12,768	Misonix, Inc. (a)	237,612
13,000	Molecular Templates, Inc. (a)	181,805
23,142	NeoGenomics, Inc. (a)	676,903
10,599	Optinose, Inc. (a)	97,723
174,200	Palatin Technologies, Inc. (a)	136,259
43,822	Pfenex, Inc. (a)	481,166
37,033	Quotient, Ltd. (a)	352,184
47,774	R1 RCM, Inc. (a)	620,106
9,900	RadNet, Inc. (a)	200,970
26,986	SeaSpine Holdings Corp. (a)	324,102
69,124	Sientra, Inc. (a)	617,969
192,040	SIGA Technologies, Inc. (a)	916,031
27,552	STAAR Surgical Co. (a)	969,004
12,800	Triple-S Management Corp., Class B (a)	236,672
13,800	Vanda Pharmaceuticals, Inc. (a)	226,458
12,041	Veracyte, Inc. (a)	336,185
15,460	Vericel Corp. (a)	269,004
36,473	ViewRay, Inc. (a)	153,916
15,700	X4 Pharmaceuticals, Inc. (a)	167,990
9,400	XBiotech, Inc. (a)	175,451
8,656	Xenon Pharmaceuticals, Inc. (a)	113,480
		15,509,662
Materials & Processing - 9.6%
22,979	AdvanSix, Inc. (a)	458,661
20,036	BlueLinx Holdings, Inc. (a)	285,513
7,010	Chase Corp.	830,545
17,200	Foundation Building Materials, Inc. (a)	332,820
7,100	Griffon Corp.	144,343

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019

Shares	Security Description	Value
Materials & Processing - 9.6% (continued)
18,163	Insteel Industries, Inc.	$390,323
85,799	Landec Corp. (a)	970,387
4,600	Lawson Products, Inc. (a)	239,660
9,100	LB Foster Co., Class A (a)	176,358
28,400	NN, Inc.	262,700
32,309	Northern Technologies International Corp.	454,264
22,782	Northwest Pipe Co. (a)	758,868
15,790	Orion Engineered Carbons SA	304,747
35,132	UFP Technologies, Inc. (a)	1,742,898
91,725	Venator Materials PLC (a)	351,307
		7,703,394
Producer Durables - 19.7%
13,478	Allied Motion Technologies, Inc.	653,683
21,410	Argan, Inc.	859,397
11,500	Atkore International Group, Inc. (a)	465,290
2,829	Barrett Business Services, Inc.	255,911
8,700	Canadian Solar, Inc. (a)	192,270
23,882	Columbus McKinnon Corp.	955,996
26,500	Commercial Vehicle Group, Inc. (a)	168,275
17,283	CRA International, Inc.	941,405
38,700	DHT Holdings, Inc.	320,436
6,860	Ducommun, Inc. (a)	346,636
10,160	Energy Recovery, Inc. (a)	99,466
13,148	GP Strategies Corp. (a)	173,948
95,047	Great Lakes Dredge & Dock Corp. (a)	1,076,883
73,486	Hill International, Inc. (a)	232,216
7,254	ICF International, Inc.	664,611
54,994	IES Holdings, Inc. (a)	1,411,145
10,316	Kornit Digital, Ltd. (a)	353,117
22,700	Limbach Holdings, Inc. (a)	85,806
13,604	Patriot Transportation Holding, Inc. (a)	265,006
54,981	Perceptron, Inc. (a)	302,395
8,300	Powell Industries, Inc.	406,617
115,549	Radiant Logistics, Inc. (a)	643,608
8,000	SP Plus Corp. (a)	339,440
11,600	Sterling Construction Co., Inc. (a)	163,328
20,010	Systemax, Inc.	503,452
11,650	Teekay Tankers, Ltd., Class A (a)	279,251
77,235	The Hackett Group, Inc.	1,246,573
25,144	The Manitowoc Co., Inc. (a)	440,020
22,400	Titan Machinery, Inc. (a)	331,072
13,029	TransAct Technologies, Inc.	142,928
15,100	Tutor Perini Corp. (a)	194,186
8,700	Vectrus, Inc. (a)	445,962
9,962	Vishay Precision Group, Inc. (a)	338,708
4,500	VSE Corp.	171,180
12,800	Wabash National Corp.	188,032
62,600	Westport Fuel Systems, Inc. (a)	148,362
		15,806,611
Technology - 16.4%
13,937	Adesto Technologies Corp. (a)	118,464
13,135	AstroNova, Inc.	180,212
17,650	CalAmp Corp. (a)	169,087
6,000	CEVA, Inc. (a)	161,760
19,361	Cohu, Inc.	442,399
50,500	Digital Turbine, Inc. (a)	360,065
64,156	eGain Corp. (a)	508,116
8,957	Five9, Inc. (a)	587,400
32,668	Ichor Holdings, Ltd. (a)	1,086,864
18,700	Kimball Electronics, Inc. (a)	328,185
64,876	Leaf Group, Ltd. (a)	259,504
117,797	Limelight Networks, Inc. (a)	480,612
34,500	MagnaChip Semiconductor Corp. (a)	400,545

Shares	Security Description	Value
Technology - 16.4% (continued)
12,847	Medallia, Inc. (a)	$399,670
9,100	Methode Electronics, Inc.	358,085
54,929	MiX Telematics, Ltd., ADR	712,429
22,638	Perficient, Inc. (a)	1,042,933
68,263	Photronics, Inc. (a)	1,075,825
30,463	PlayAGS, Inc. (a)	369,516
18,914	QAD, Inc., Class A	963,290
75,729	Qumu Corp. (a)	197,653
11,429	Red Violet, Inc. (a)	211,551
23,000	Sapiens International Corp. NV	529,000
62,100	Seachange International, Inc. (a)	260,199
5,000	SMART Global Holdings, Inc. (a)	189,700
33,906	Telaria, Inc. (a)	298,712
34,400	The Rubicon Project, Inc. (a)	280,704
18,300	Ultra Clean Holdings, Inc. (a)	429,501
14,271	Upland Software, Inc. (a)	509,617
14,500	Veeco Instruments, Inc. (a)	212,933
		13,124,531
Total Common Stock (Cost $68,244,016)		78,061,567

Shares	Security Description	Value
Money Market Fund - 2.7%
2,194,103	BlackRock Liquidity Funds FedFund
	Portfolio, Institutional Shares, 1.53% (b)
	(Cost $2,194,103)	2,194,103
Investments, at value - 100.1% (Cost $70,438,119)		$80,255,670
Other Assets & Liabilities, Net - (0.1)%		(89,268)
Net Assets - 100.0%		$80,166,402

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2019.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$78,061,567
Level 2 - Other Significant Observable Inputs	2,194,103
Level 3 - Significant Unobservable Inputs	–
Total	$80,255,670

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	9.1%
Consumer Staples	0.3%
Energy	4.3%
Financial Services	18.6%
Health Care	19.3%
Materials & Processing	9.6%
Producer Durables	19.7%
Technology	16.4%
Money Market Fund	2.7%
100.0%

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

ASSETS
Investments, at value (Cost $70,438,119)	$80,255,670
Receivables:
Fund shares sold	15,586
Investment securities sold	100,526
Dividends	60,705
Prepaid expenses	15,553
Total Assets	80,448,040
LIABILITIES
Payables:
Investment securities purchased	138,245
Fund shares redeemed	24,237
Accrued Liabilities:
Investment adviser fees	78,442
Trustees’ fees and expenses	1,197
Fund services fees	15,685
Other expenses	23,832
Total Liabilities	281,638
NET ASSETS	$80,166,402
COMPONENTS OF NET ASSETS
Paid-in capital	$73,036,270
Distributable earnings	7,130,132
NET ASSETS	$80,166,402
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	7,274,619
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $80,166,402)	$11.02

*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2019

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,730)	$431,749
Total Investment Income	431,749
EXPENSES
Investment adviser fees	540,421
Fund services fees	97,825
Shareholder service fees	38,182
Custodian fees	12,585
Registration fees	9,999
Professional fees	21,708
Trustees' fees and expenses	7,776
Other expenses	25,354
Total Expenses	753,850
Fees waived	(97,838)
Net Expenses	656,012
NET INVESTMENT LOSS	(224,263)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	873,441
Foreign currency transactions	41
Net realized gain	873,482
Net change in unrealized appreciation (depreciation) on:
Investments	6,605,082
Foreign currency translations	(9)
Net change in unrealized appreciation (depreciation)	6,605,073
NET REALIZED AND UNREALIZED GAIN	7,478,555
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,254,292

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019	For the Year Ended June 30, 2019
OPERATIONS
Net investment loss	$(224,263)	$(721,019)
Net realized gain	873,482	6,624,145
Net change in unrealized appreciation (depreciation)	6,605,073	(17,327,014)
Increase (Decrease) in Net Assets Resulting from Operations	7,254,292	(11,423,888)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(76,614)	(16,940,075)
Total Distributions Paid	(76,614)	(16,940,075)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,458,996	17,861,183
Reinvestment of distributions:
Institutional Shares	76,603	16,893,918
Redemption of shares:
Institutional Shares	(7,210,881)	(37,069,514)
Redemption fees:
Institutional Shares	887	2,330
Decrease in Net Assets from Capital Share Transactions	(4,674,395)	(2,312,083)
Increase (Decrease) in Net Assets	2,503,283	(30,676,046)

NET ASSETS
Beginning of Period	77,663,119	108,339,165
End of Period	$80,166,402	$77,663,119
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	244,036	1,699,846
Reinvestment of distributions:
Institutional Shares	7,073	1,799,139
Redemption of shares:
Institutional Shares	(706,491)	(3,412,468)
Increase (Decrease) in Shares	(455,382)	86,517

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

			For the Years Ended June 30,
	For the Six Months Ended December 31, 2019		2019	2018	2017	2016	July 18, 2014 (a) Through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.05		$14.17	$12.57	$10.38	$11.27	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.03)		(0.09)	(0.12)	(0.09)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	1.01		(1.46)	2.19	2.39	(0.41)	1.34
Total from Investment Operations	0.98		(1.55)	2.07	2.30	(0.49)	1.27
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.01)		(2.57)	(0.47)	(0.11)	(0.40)	–
Total Distributions to Shareholders	(0.01)		(2.57)	(0.47)	(0.11)	(0.40)	–
REDEMPTION FEES(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
NET ASSET VALUE, End of Period	$11.02		$10.05	$14.17	$12.57	$10.38	$11.27
TOTAL RETURN	9.76	%(d)	(9.68)%	16.77%	22.21%	(4.27)%	12.70	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$80,166		$77,663	$108,339	$87,690	$66,156	$37,823
Ratios to Average Net Assets:
Net investment loss	(0.58	)%(e)	(0.78)%	(0.91)%	(0.78)%	(0.80)%	(0.74	)%(e)
Net expenses	1.70	%(e)	1.70%	1.70%	1.70%	1.70%	1.70	%(e)
Gross expenses (f)	1.95	%(e)	1.87%	1.80%	1.86%	2.04%	2.37	%(e)
PORTFOLIO TURNOVER RATE	27	%(d)	108%	48%	50%	52%	58	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2019

Note 1. Organization

Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investors Shares. As of December 31, 2019, Investor Shares had not commenced operations. Each Fund seeks capital appreciation. Each Fund commenced operations on July 18, 2014.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the”Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2019

generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of December 31, 2019, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – The Acuitas International Small Cap Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2019

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Note 3. Fees and Expenses

Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.

Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each subadviser, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Funds are not currently paying 12b-1 fees.

Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2020, for the Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through November 1, 2020, for the Acuitas US Microcap Fund. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2019, the fees waived and/or reimbursed expenses were as follows:

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2019

	Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
Acuitas International Small Cap Fund	$6,437	$82,524	$22,171	$111,132
Acuitas US Microcap Fund	87,105	–	10,733	97,838

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2019, $556,758 and $306,072 are subject to recapture by the Adviser for the Acuitas International Small Cap Fund and the Acuitas US Microcap Fund, respectively. Other waivers are not eligible for recoupment.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2019, were as follows:

	Purchases	Sales
Acuitas International Small Cap Fund	$202,188	$329,268
Acuitas US Microcap Fund	20,332,522	25,799,450

Note 6. Federal Income Tax

As of December 31, 2019, the cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Acuitas International Small Cap Fund	$132,921	$(58,029)	$74,892
Acuitas US Microcap Fund	15,396,360	(5,578,809)	9,817,551

As of June 30, 2019, distributable earnings on a tax basis were as follows:

	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
Acuitas International Small Cap Fund	$–	$(4,685,120)	$(63,898)	$(4,749,018)
Acuitas US Microcap Fund	43,104	(2,335,749)	2,245,099	(47,546)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to post-October losses, capital loss carryover, investments in passive foreign investment companies (“PFIC”) and wash sales in the Acuitas International Small Cap Fund and investments in PFICs, equity return of capital, partnerships, real estate investment trusts, post-October losses and late year ordinary losses and wash sales in the Acuitas US Microcap Fund.

As of June 30, 2019, the Acuitas International Small Cap Fund had $1,267,202 of available short-term capital loss carryforwards and $219,848 of available long-term capital loss carryforwards that have no expiration date.

For tax purposes, the prior year post-October loss was $3,198,070 and $2,013,313 for Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively, (realized during the period November 1, 2018 through June 30, 2019), and the prior deferred late year ordinary loss was $322,436 for Acuitas US Microcap Fund (realized during the period January 1, 2019 through June 30, 2019). These losses were recognized for tax purposes on the first business day of the Funds’ current fiscal year, July 1, 2019.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2019

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

ACUITAS FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2019

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Acuitas International Small Cap Fund
Actual	$1,000.00	$1,092.67	$7.89	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%

Acuitas US Microcap Fund
Actual	$1,000.00	$1,097.57	$8.96	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.62	1.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366 to reflect the half-year period.

FOR MORE INFORMATION

Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221

Seattle, WA 98101
www.acuitasinvestments.com

Transfer Agent

Apex Fund Services

P.O. Box 588
Portland, ME 04112

www.theapexgroup.com

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100

Portland, ME 04101
www.foreside.com

Acuitas International Small Cap Fund
Acuitas US Microcap Fund

P.O. Box 588
Portland, ME 04112

(844) 805-5628

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

220-SAR-1219

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 25, 2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 25, 2020